MATERIALS AND SUPPLIES - Narratives (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
MATERIALS AND SUPPLIES [abstract]
Cost of materials and supplies consumed, recognized as operating expenses	¥ 1,658,327,000	¥ 1,627,992,000
Provision for writing down materials and supplies to net realisable values	37,820,000	28,466,000
Additional provisions, materials and supplies	19,128,000	7,844,000
Reversal of inventory write-downs arising from realization of losses in the disposal of assets	7,767,000	0
Inventory write-offs arising from realization of losses in the disposal of assets	¥ 2,007,000	¥ 3,354,000